Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2025:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2024	31,266,301	0.0114	7.03	120,175

Granted	7,805,926	0.0002
Exercised	(5,519,438)	0.0002
Forfeited	(853,791)	0.0002

Outstanding as of December 31, 2025	32,698,998	0.0109	6.97	106,728

Exercisable as of December 31, 2025	17,196,451	0.0206	5.35	55,965

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield		Exercise price (US$)
2023	4.24%~5.66%	6 years	62.5%~66.1%	—		0.0002
2024	4.43%~5.22%	6 years	62.5%~64.2%	3.5%		0.0002
2025	4.44%~5.21%	6 years	60.7%~62.3%	3.4	%~3.5%	0.0002

Tantan Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2025:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2024	3,579,267	1.6883	4.59	—

Repurchased	(53,229)	1.3083
Forfeited	(62,877)	0.0001

Outstanding as of December 31, 2025	3,463,161	1.7227	4.74	—

Exercisable as of December 31, 2025	3,395,355	1.7517	4.72	—

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2023	5.45%	10 years	56.6%	—	0.0001